Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation Property and Equipment	12 Months Ended
Dec. 31, 2023
Computers and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	15.00%
Computers and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	7.00%
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	15.00%